Additional disclosures - Parent company condensed statements of income (Details) - EUR (€) € in Millions		8 Months Ended	12 Months Ended
		Aug. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Income Statements, Captions [Line Items]
Interest income			€ 112,735.0	€ 105,252.0	€ 71,430.0
Dividend income			714.0	571.0	488.0
Interest expense			(66,067.0)	(61,991.0)	(32,811.0)
Non-interest income	[1]		803.0	1,104.0	1,510.0
Non-interest expense			(2,324.0)	(2,827.0)	(2,803.0)
Operating profit/(loss) before tax		€ 6,549.0	19,027.0	16,459.0	15,250.0
Tax expense or income from continuing operations		€ (373.0)	(5,283.0)	(4,276.0)	(4,486.0)
Profit/(loss) for the year			13,744.0	12,183.0	10,764.0
Parent Company | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Interest income			35,474.0	32,231.0	19,322.0
Dividend income			7,835.0	9,182.0	8,743.0
Interest expense			(20,112.0)	(16,204.0)	(5,958.0)
Interest income / (charges)			15,362.0	16,027.0	13,364.0
Impairment losses charged to income for the year			(1,334.0)	(1,372.0)	(1,397.0)
Interest income / (charges) after provision for credit losses			14,028.0	14,655.0	11,967.0
Non-interest income			5,712.0	4,778.0	4,808.0
Non-interest expense			(8,548.0)	(9,661.0)	(8,811.0)
Operating profit/(loss) before tax			11,192.0	9,772.0	7,964.0
Tax expense or income from continuing operations			(1,091.0)	(533.0)	(43.0)
Profit/(loss) for the year			10,101.0	9,239.0	7,921.0
Parent Company | Reportable Legal Entities | Earning assets
Condensed Income Statements, Captions [Line Items]
Interest income			27,639.0	23,049.0	10,579.0
Parent Company | Reportable Legal Entities | Bank subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividend income			6,959.0	8,159.0	8,228.0
Parent Company | Reportable Legal Entities | Non-bank subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividend income			€ 876.0	€ 1,023.0	€ 515.0

[1]	Includes EUR -1,225 million at 31 December 2024 (EUR -1,016 and EUR -674 at 31 December 2023 and 2022, respectively) derived from the net loss generated in Argentina as a result of the application of IAS 29 Financial reporting in hyperinflationary economies.